Financial risk management and financial instruments - Currency Exposure (Details) - Foreign currency risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R 542	R 171
Equity impact of decrease in risk exposure	54	17
Income statement impact of decrease in risk exposure	54	17
US Dollar
Financial risk management and financial instruments
Net exposure	(21,429)	10,614
Equity impact of decrease in risk exposure	(2,143)	1,053
Income statement impact of decrease in risk exposure	(2,143)	1,053
External balances | Euro
Financial risk management and financial instruments
Net exposure on assets	1,985	2,843
Net exposure on liabilities	(308)	(281)
Net exposure	1,677	2,562
External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	3,631	3,952
Net exposure on liabilities	(2,928)	(2,922)
Net exposure	703	1,030
Balances between group companies | Euro
Financial risk management and financial instruments
Net exposure	(1,135)	(2,391)
Balances between group companies | US Dollar
Financial risk management and financial instruments
Net exposure	(22,132)	9,584
Long-term debt | External balances | Euro
Financial risk management and financial instruments
Net exposure on liabilities	(122)	(153)
Long-term debt | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities	(1,851)	(1,651)
Short-term debt | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities		(23)
Trade and other payables | External balances | Euro
Financial risk management and financial instruments
Net exposure on liabilities	(186)	(128)
Trade and other payables | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on liabilities	(1,077)	(1,248)
Trade and other receivables | External balances | Euro
Financial risk management and financial instruments
Net exposure on assets	515	586
Trade and other receivables | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	2,375	2,500
Cash and cash equivalents | External balances | Euro
Financial risk management and financial instruments
Net exposure on assets	1,470	2,257
Cash and cash equivalents | External balances | US Dollar
Financial risk management and financial instruments
Net exposure on assets	R 1,256	R 1,452